Income taxes - Income tax expense recognized in the consolidated statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax (expense) benefit	¥ (19,721)		¥ 3,529	¥ (29,065)
Deferred income tax benefit	18,239	$ 2,499	114	0
Total income tax (expense) benefit	¥ (1,482)	$ (203)	¥ 3,643	¥ (29,065)